Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Assets	$ 2,353,690,714		$ 2,405,864,916
CHILE
Statement [Line Items]
Assets	1,862,882,784	[1]	1,924,196,897
ARGENTINA
Statement [Line Items]
Assets	370,434,173	[2]	373,091,516
URUGUAY
Statement [Line Items]
Assets	26,403,153		26,925,415
PARAGUAY
Statement [Line Items]
Assets	55,536,326		53,126,091
BOLIVIA
Statement [Line Items]
Assets	$ 38,434,278	[3]	$ 28,524,997

[1]	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
[2]	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.
[3]	See Note 15 – Business Combinations, letter a).